November 30, 2007

Supplement to Prospectus dated May 1, 2007

LKCM FUNDS

LKCM Aquinas Small Cap Fund
LKCM Aquinas Value Fund
LKCM Aquinas Growth Fund
LKCM Aquinas Fixed Income Fund

301 Commerce Street, Suite 1600
Fort Worth, Texas 76102
1-800-423-6369

The following information supersedes and replaces any contrary information set forth in the second paragraph of the section of the Prospectus entitled “Risk/Return Summary – Objectives and Principal Strategies of the Funds” located on page 1 of the Prospectus:

The LKCM Aquinas Small Cap Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.  Smaller companies are those with market capitalizations at the time of investment between $400 million and $2.5 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.  The Fund may purchase additional equity securities of companies with market capitalizations outside of this range, provided that the Fund’s initial investment in the securities was within this market capitalization range or otherwise exempted.

The following information supersedes and replaces any contrary information set forth in the section of the Prospectus entitled “Investment Objectives – How the Funds Invest-Principal Investment Strategies – The Small Cap Fund” located on page 10 of the Prospectus:

The LKCM Aquinas Small Cap Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.  Smaller companies are those with market capitalizations at the time of investment between $400 million and $2.5 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.  The Fund may purchase additional equity securities of companies with market capitalizations outside of this range, provided that the Fund’s initial investment in the securities was within this market capitalization range or otherwise exempted.

November 30, 2007

Supplement to Prospectus dated May 1, 2007

LKCM FUNDS

LKCM Small Cap Equity Fund – Adviser Class
LKCM Equity Fund – Adviser Class

301 Commerce Street, Suite 1600
Fort Worth, Texas 76102
1-800-688-LKCM

The following information supersedes and replaces any contrary information set forth in the second paragraph of the section of the Prospectus entitled “Risk/Return Summary – Objectives and Principal Strategies of the Funds” located on page 1 of the Prospectus:

The LKCM Small Cap Equity Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.  Smaller companies are those with market capitalizations at the time of investment between $400 million and $2.5 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.  The Fund may purchase additional equity securities of companies with market capitalizations outside of this range, provided that the Fund’s initial investment in the securities was within this market capitalization range or otherwise exempted.

The following information supersedes and replaces any contrary information set forth in the section of the Prospectus entitled “Investment Objectives – How the Funds Invest-Principal Investment Strategies – Small Cap Equity and Equity Funds – The LKCM Small Cap Equity Fund” located on page 9 of the Prospectus:

The LKCM Small Cap Equity Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.  Smaller companies are those with market capitalizations at the time of investment between $400 million and $2.5 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.  The Fund may purchase additional equity securities of companies with market capitalizations outside of this range, provided that the Fund’s initial investment in the securities was within this market capitalization range or otherwise exempted.

November 30, 2007

Supplement to Prospectus dated May 1, 2007

LKCM FUNDS

LKCM Small Cap Equity Fund – Institutional Class
LKCM Equity Fund – Institutional Class
LKCM Balanced Fund
LKCM Fixed Income Fund
LKCM International Fund

301 Commerce Street, Suite 1600
Fort Worth, Texas 76102
1-800-688-LKCM

The following information supersedes and replaces any contrary information set forth in the second paragraph of the section of the Prospectus entitled “Risk/Return Summary – Objectives and Principal Strategies of the Funds” located on page 1 of the Prospectus:

The LKCM Small Cap Equity Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.  Smaller companies are those with market capitalizations at the time of investment between $400 million and $2.5 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.  The Fund may purchase additional equity securities of companies with market capitalizations outside of this range, provided that the Fund’s initial investment in the securities was within this market capitalization range or otherwise exempted.

The following information supersedes and replaces any contrary information set forth in the section of the Prospectus entitled “Investment Objectives – How the Funds Invest-Principal Investment Strategies – Small Cap Equity, Equity, Balanced, and Fixed Income Funds – The LKCM Small Cap Equity Fund” located on page 12 of the Prospectus:

The LKCM Small Cap Equity Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.  Smaller companies are those with market capitalizations at the time of investment between $400 million and $2.5 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.  The Fund may purchase additional equity securities of companies with market capitalizations outside of this range, provided that the Fund’s initial investment in the securities was within this market capitalization range or otherwise exempted.